Shareholder Report, Holdings (Details)	Jan. 31, 2026
PGIM CORE ULTRA SHORT BOND FUND
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORE ULTRA SHORT BOND FUND | A-1+/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	71.90%
PGIM CORE ULTRA SHORT BOND FUND | A-1/P-1 [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
PGIM INSTITUTIONAL MONEY MARKET FUND
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM INSTITUTIONAL MONEY MARKET FUND | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
PGIM INSTITUTIONAL MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
PGIM INSTITUTIONAL MONEY MARKET FUND | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM INSTITUTIONAL MONEY MARKET FUND | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
PGIM INSTITUTIONAL MONEY MARKET FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM INSTITUTIONAL MONEY MARKET FUND | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM INSTITUTIONAL MONEY MARKET FUND | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%